Segment Financial Information - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment customer	Dec. 31, 2022 MXN ($) segment	Dec. 31, 2023 MXN ($)
Disclosure of operating segments [line items]
Number of business segments | segment	7	7
Number of major customers | customer	19
Long-lived assets outside of Mexico	$ 104,298,226	$ 1,717,663,266	$ 1,764,934,590
Foreign countries
Disclosure of operating segments [line items]
Long-lived assets outside of Mexico | $		$ 29,840,282	$ 24,807,695